Commitments and Contingencies- Future Minimum Lease Payments Under Non-Cancelable Capital and Operating Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Capital Leases
2021	$ 217
2022	14
2023	0
2024	0
2025	0
Thereafter	0
Net minimum lease payments	231
Less amount representing interest	(7)
Present value of net minimum lease payments	224
Less current portion	(210)
Long-term obligations as at the end of period	14
Operating Leases
2021	4,036
2022	3,297
2023	3,357
2024	3,459
2025	3,563
Thereafter	7,450
Net minimum lease payments	$ 25,162